UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number: 028-1227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     S. Nicholas Walker
Title:    Managing Member
Phone:    (242) 677-4514

Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York         November 4, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  201,239
                                        (thousands)

List of Other Included Managers: 1

No.       Form 13F File Number     Name

1.        000-24464                The Lion Fund Limited

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COL 7      COLUMN 8

                                                               VALUE     SHRS OR SH/ PUT/     INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)   PRN AMT PRN CALL     DISCRETION    MNGRS  SOLE     SHARED
--------------                 --------------      -----       -------   ------- --- ----     ----------    -----  ----     ------
3COM CORP                      COM                885535104       99      42,400            SOLE                    42,400
ALLEGHENY ENERGY INC           COM                017361106    3,148      85,600            SOLE                    85,600
ALLEGHENY ENERGY INC           COM                017361106    7,189     195,500            SHARED-DEFINED   1              195,500
AMCOMP INC                     COM                02342J101    1,154      99,500            SOLE                    99,500
AMCOMP INC                     COM                02342J101    6,046     521,183            SHARED-DEFINED   1              521,183
AMERICAN CAP LTD               COM                02503Y103      240       9,400            SOLE                     9,400
AMERICAN RAILCAR INDS INC      COM                02916P103      183      11,400            SOLE                    11,400
ANHEUSER BUSCH COS INC         COM                035229103    6,556     101,050            SOLE                   101,050
ANHEUSER BUSCH COS INC         COM                035229103   11,445     176,400            SHARED-DEFINED   1              176,400
ANNALY CAP MGMT INC            COM                035710409      135      10,000            SOLE                    10,000
BARR PHARMACEUTICALS INC       COM                068306109    2,814      43,100            SOLE                    43,100
BARR PHARMACEUTICALS INC       COM                068306109    7,072     108,300            SHARED-DEFINED   1              108,300
BERKSHIRE HATHAWAY INC DEL     CL B               084670207      809         184            SOLE                       184
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108      583      38,030            SOLE                    38,030
BLACKSTONE GROUP L P           COM UNIT LTD       09253U108      960      62,600            SHARED-DEFINED   1               62,600
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104      477      17,390            SOLE                    17,390
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH     112585104    1,158      42,200            SHARED-DEFINED   1               42,200
CALPINE CORP                   COM NEW            131347304    2,744     211,093            SOLE                   211,093
CALPINE CORP                   COM NEW            131347304    4,004     307,973            SHARED-DEFINED   1              307,973
CAMBREX CORP                   COM                132011107      226      36,800            SOLE                    36,800
CATHAY GENERAL BANCORP         COM                149150104      208       8,720            SOLE                     8,720
CENTER FINL CORP CALIF         COM                15146E102      136      10,640            SOLE                    10,640
CENTERPOINT ENERGY INC         COM                15189T107    2,037     139,800            SOLE                   139,800
CENTERPOINT ENERGY INC         COM                15189T107    6,836     469,200            SHARED-DEFINED   1              469,200
CME GROUP INC                  COM                12572Q105      594       1,600            SOLE                     1,600
CME GROUP INC                  COM                12572Q105      985       2,650            SHARED-DEFINED   1                2,650
CMS ENERGY CORP                COM                125896100      227      18,200            SOLE                    18,200
CMS ENERGY CORP                COM                125896100      702      56,300            SHARED-DEFINED   1               56,300
CNOOC LTD                      SPONSORED ADR      126132109      530       4,625            SOLE                     4,625
CNOOC LTD                      SPONSORED ADR      126132109      893       7,800            SHARED-DEFINED   1                7,800
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW       204449300      111      16,300            SOLE                    16,300
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW       204449300      565      83,000            SHARED-DEFINED   1               83,000
CONSECO INC                    COM NEW            208464883      185      52,680            SOLE                    52,680
CONSECO INC                    COM NEW            208464883      253      71,900            SHARED-DEFINED   1               71,900
CPEX PHARMACEUTICALS INC       COM                12620N104      160       8,520            SOLE                     8,520
CPEX PHARMACEUTICALS INC       COM                12620N104      197      10,500            SHARED-DEFINED   1               10,500
DIEBOLD INC                    COM                253651103      341      10,300            SOLE                    10,300
DIEBOLD INC                    COM                253651103    1,761      53,200            SHARED-DEFINED   1               53,200
DISCOVER FINL SVCS             COM                254709108       85       6,130            SOLE                     6,130
DISCOVER FINL SVCS             COM                254709108      178      12,900            SHARED-DEFINED   1               12,900
DRS TECHNOLOGIES INC           COM                23330X100    2,218      28,900            SOLE                    28,900
DRS TECHNOLOGIES INC           COM                23330X100    9,294     121,100            SHARED-DEFINED   1              121,100
E M C CORP MASS                COM                268648102      160      13,400            SHARED-DEFINED   1               13,400
EL PASO CORP                   COM                28336L109    2,354     184,500            SOLE                   184,500
EL PASO CORP                   COM                28336L109    5,389     422,300            SHARED-DEFINED   1              422,300
FEDERAL HOME LN MTG CORP       COM                313400301       92      54,000            SOLE                    54,000
FEDERAL NATL MTG ASSN          COM                313586109       77      50,000            SOLE                    50,000
FRESH DEL MONTE PRODUCE INC    ORD                G36738105    4,380     197,300            SOLE                   197,300
FRESH DEL MONTE PRODUCE INC    ORD                G36738105    5,364     241,600            SHARED-DEFINED   1              241,600
GENCORP INC                    COM                368682100      541      80,200            SOLE                    80,200
GENCORP INC                    COM                368682100    1,186     177,200            SHARED-DEFINED   1              177,200
GENENTECH INC                  COM NEW            368710406      630       7,100            SHARED-DEFINED   1                7,100
GOLD FIELDS LTD NEW            SPONSORED ADR      38059T106      119      12,400            SOLE                    12,400
GREAT PLAINS ENERGY INC        COM                391164100      116       5,237            SOLE                     5,237
GREAT PLAINS ENERGY INC        COM                391164100      511      23,003            SHARED-DEFINED   1               23,003
HANMI FINL CORP                COM                410495105       54      10,615            SOLE                    10,615
HILB ROGAL & HOBBS CO          COM                431294107    2,057      44,000            SOLE                    44,000
HILB ROGAL & HOBBS CO          COM                431294107   10,778     230,600            SHARED-DEFINED   1              230,600
HILLENBRAND INC                COM                431571108      560      27,800            SOLE                    27,800
HILLENBRAND INC                COM                431571108    2,843     141,000            SHARED-DEFINED   1              141,000
HUANENG PWR INTL INC           SPON ADR H SHS     443304100      401      15,050            SOLE                    15,050
ICAHN ENTERPRISES LP           DEPOSITRY UNIT     451100101      969      22,500            SOLE                    22,500
ICAHN ENTERPRISES LP           DEPOSITRY UNIT     451100101    2,303      53,500            SHARED-DEFINED   1               53,500
IDEARC INC                     COM                451663108       30      23,800            SOLE                    23,800
IDEARC INC                     COM                451663108       26      20,700            SHARED-DEFINED   1               20,700
INTERCONTINENTALEXCHANGE INC   COM                45865V100      229       2,833            SOLE                     2,833
INTERCONTINENTALEXCHANGE INC   COM                45865V100      549       6,800            SHARED-DEFINED   1                6,800
JARDEN CORP                    COM                471109108      317      13,520            SOLE                    13,520
JARDEN CORP                    COM                471109108      734      31,300            SHARED-DEFINED   1               31,300
KOREA ELECTRIC PWR             SPONSORED ADR      500631106      540      43,560            SOLE                    43,560
KOREA ELECTRIC PWR             SPONSORED ADR      500631106      930      75,100            SHARED-DEFINED   1               75,100
LABRANCHE & CO INC             COM                505447102      158      35,200            SOLE                    35,200
LABRANCHE & CO INC             COM                505447102      845     187,700            SHARED-DEFINED   1              187,700
LEUCADIA NATL CORP             COM                527288104      841      18,500            SOLE                    18,500
LEUCADIA NATL CORP             COM                527288104    1,918      42,200            SHARED-DEFINED   1               42,200
MASTEC INC                     COM                576323109       82       6,150            SOLE                     6,150
MIRANT CORP NEW                COM                60467R100      528      28,885            SOLE                    28,885
MIRANT CORP NEW                COM                60467R100    1,158      63,305            SHARED-DEFINED   1               63,305
MOODYS CORP                    COM                615369105      602      17,700            SOLE                    17,700
MOODYS CORP                    COM                615369105    2,961      87,100            SHARED-DEFINED   1               87,100
NARA BANCORP INC               COM                63080P105      119      10,615            SOLE                    10,615
NASDAQ OMX GROUP INC           COM                631103108    1,637      53,550            SOLE                    53,550
NASDAQ OMX GROUP INC           COM                631103108    2,391      78,200            SHARED-DEFINED   1               78,200
NATIONAL WESTN LIFE INS CO     CL A               638522102      499       2,061            SOLE                     2,061
NYSE EURONEXT                  COM                629491101    2,453      62,600            SHARED-DEFINED   1               62,600
NYSE EURONEXT                                     629491101    1,764      45,029            SOLE                    45,029
PHARMERICA CORP                COM                71714F104      277      12,300            SOLE                    12,300
PHILADELPHIA CONS HLDG CORP    COM                717528103    2,524      43,100            SOLE                    43,100
PHILADELPHIA CONS HLDG CORP    COM                717528103    3,133      53,500            SHARED-DEFINED   1               53,500
QUANTA SVCS INC                COM                74762E102    1,751      64,810            SOLE                    64,810
QUANTA SVCS INC                COM                74762E102    4,089     151,400            SHARED-DEFINED   1              151,400
R H DONNELLEY CORP             COM NEW            74955W307       33      16,800            SOLE                    16,800
R H DONNELLEY CORP             COM NEW            74955W307       27      13,800            SHARED-DEFINED   1               13,800
RELIANT ENERGY INC             COM                75952B105      605      82,300            SOLE                    82,300
RELIANT ENERGY INC             COM                75952B105    1,381     187,900            SHARED-DEFINED   1              187,900
ROHM & HAAS CO                 COM                775371107    1,176      16,800            SOLE                    16,800
ROHM & HAAS CO                 COM                775371107    5,859      83,700            SHARED-DEFINED   1               83,700
SEARS HLDGS CORP               COM                812350106      618       6,608            SOLE                     6,608
SEARS HLDGS CORP               COM                812350106      552       5,900            SHARED-DEFINED   1                5,900
SIERRA PAC RES NEW             COM                826428104    1,377     143,750            SOLE                   143,750
SIERRA PAC RES NEW             COM                826428104    3,147     328,500            SHARED-DEFINED   1              328,500
ST JOE CO                      COM                790148100      238       6,100            SOLE                     6,100
TEXAS PAC LD TR                SUB CTF PROP I T   882610108      913      24,480            SOLE                    24,480
TEXAS PAC LD TR                SUB CTF PROP I T   882610108    2,752      73,750            SHARED-DEFINED   1               73,750
THOMAS WEISEL PARTNERS GRP I   COM                884481102      116      13,760            SOLE                    13,760
THOMAS WEISEL PARTNERS GRP I   COM                884481102      264      31,300            SHARED-DEFINED   1               31,300
UST INC                        COM                902911106      952      14,300            SOLE                    14,300
UST INC                        COM                902911106    4,851      72,900            SHARED-DEFINED   1               72,900
WARNER MUSIC GROUP CORP        COM                934550104      691      90,900            SOLE                    90,900
WARNER MUSIC GROUP CORP        COM                934550104    1,427     187,700            SHARED-DEFINED   1              187,700
WILLIAMS COS INC DEL           COM                969457100      443      18,740            SOLE                    18,740
WILLIAMS COS INC DEL           COM                969457100    1,331      56,300            SHARED-DEFINED   1               56,300
WILSHIRE BANCORP INC           COM                97186T108      129      10,615            SOLE                    10,615
WRIGLEY WM JR CO               COM                982526105    2,438      30,700            SOLE                    30,700
WRIGLEY WM JR CO               COM                982526105   10,417     131,200            SHARED-DEFINED   1              131,200

SK 22055 0001 932797